Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Oct. 01, 2023	Oct. 01, 2022	Jan. 12, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General and Administrative Expenses [Member] | Board of Directors and Certain Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense				$ 3,728	$ 1,850
Voyage Expenses [Member] | Non-Employee [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense				114	$ 81
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares				$ 2,131		$ 1,106
Restricted Stock [Member] | Board of Directors and Certain Employees [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Recognition period for unrecognized cost for non-vested shares				1 year 3 months
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)			5,500,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			5,337,000
Weighted average grant date fair value (in dollars per share)			$ 0.91
Shares vested (in shares)			1,779,028
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member] | Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	1,778,986	1,778,986
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member] | Non-Executive Members of Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			1,600,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member] | Executive Officers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			1,700,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member] | Certain Other Non-Executive Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			1,887,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded January 12, 2022 [Member] | Non-Employee [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			150,000